                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-2782

                      (Investment Company Act File Number)

                      Federated High Income Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/06
                                     -------

               Date of Reporting Period: Six months ended 9/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

29TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.96		$8.05		$7.30		$7.68		$8.64		$9.82
Income From Investment Operations:
Net investment income	0.28		0.62		0.62		0.67	[1]	0.83	[2]	0.96
Net realized and unrealized gain (loss) on investments	(0.07)		(0.09)		0.75		(0.37)		(0.94	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.21		0.53		1.37		0.30		(0.11)		(0.19)
Less Distributions:
Distribution from net investment income	(0.29)		(0.62)		(0.62)		(0.68)		(0.85)		(0.99)
Net Asset Value, End of Period	$7.88		$7.96		$8.05		$7.30		$7.68		$8.64
Total Return [3]	2.73	% [4]	6.77	% [5]	19.42%		4.43%		(1.17)%		(2.19)%

Ratios to Average Net Assets:
Net expenses	1.18	% [6]	1.22%		1.21%		1.23%		1.23%		1.24%
Net investment income	7.18	% [6]	7.57%		7.60%		9.31%		10.37	% [2]	10.33%
Expense waiver/reimbursement [7]	0.05	% [6]	0.02%		0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$736,834		$775,085		$884,503		$817,147		$678,052		$666,546
Portfolio turnover	9%		34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 10.22% to 10.37%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider, which has an impact of 0.01% on total return. (See Notes to Financial Statements, Note 5.)

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total return. (See Notes to Financial Statements, Note 5).

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7. 96		$8.04		$7.29		$7.68		$8.63		$9.81
Income From Investment Operations:
Net investment income	0.25		0.56		0.56		0.62	[1]	0.75	[2]	0.89
Net realized and unrealized gain (loss) on investments	(0.08)		(0.08)		0.75		(0.39)		(0.91	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.17		0.48		1.31		0.23		(0.16)		(0.26)
Less Distributions:
Distribution from net investment income	(0.26)		(0.56)		(0.56)		(0.62)		(0.79)		(0.92)
Net Asset Value, End of Period	$7.87		$7.96		$8.04		$7.29		$7.68		$8.63
Total Return [3]	2.22%		6.10	% [4]	18.54%		3.53%		(1.79)%		(2.93)%

Ratios to Average Net Assets:
Net expenses	1.97	% [5]	1.97%		1.96%		1.98%		1.98%		1.99%
Net investment income	6.39	% [5]	6.82%		6.85%		8.56%		9.64	% [2]	9.58%
Expense waiver/reimbursement [6]	0.01	% [5]	0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$630,726		$746,111		$945,435		$892,103		$912,370		$977,317
Portfolio turnover	9%		34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.02, a decrease to the net realized and unrealized gain/loss per share of $0.02, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.64%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. (See Notes to Financial Statements, Note 5.)

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2005		2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$7.96		$8.04		$7.30		$7.68		$8.63		$9.81
Income From Investment Operations:
Net investment income	0.25		0.56		0.56		0.62	[1]	0.75	[2]	0.89
Net realized and unrealized gain (loss) on investments	(0.08)		(0.08)		0.74		(0.38)		(0.91	) [2]	(1.15)
TOTAL FROM INVESTMENT OPERATIONS	0.17		0.48		1.30		0.24		(0.16)		(0.26)
Less Distributions:
Distribution from net investment income	(0.26)		(0.56)		(0.56)		(0.62)		(0.79)		(0.92)
Net Asset Value, End of Period	$7.87		$7.96		$8.04		$7.30		$7.68		$8.63
Total Return [3]	2.22%		6.10	% [4]	18.39%		3.66%		(1.79)%		(2.93)%

Ratios to Average Net Assets:
Net expenses	1.97	% [5]	1.97%		1.96%		1.98%		1.98%		1.99%
Net investment income	6.39	% [5]	6.82%		6.85%		8.56%		9.63	% [2]	9.58%
Expense waiver/reimbursement [6]	0.01	% [5]	0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$182,733		$203,362		$246,559		$202,813		$189,724		$198,871
Portfolio turnover	9%		34%		51%		43%		40%		24%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was an increase to the net investment income per share of $0.01, a decrease to the net realized and unrealized gain/loss per share of $0.01, and an increase to the ratio of net investment income to average net assets from 9.48% to 9.63%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. (See Notes to Financial Statements, Note 5.)

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,027.30	$6.00
Class B Shares	$1,000	$1,022.20	$9.99
Class C Shares	$1,000	$1,022.20	$9.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.97
Class B Shares	$1,000	$1,015.19	$9.95
Class C Shares	$1,000	$1,015.19	$9.95

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.18%
Class B Shares	1.97%
Class C Shares	1.97%

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
A	0.7%	A	0.0%
BBB	0.5%	Baa	0.7%
BB	25.0%	Ba	26.2%
B	56.2%	B	45.0%
CCC	10.8%	Caa	19.8%
CC	0.0%	Ca	0.5%
Not rated by S&P	1.6%	Not rated by Moody's	2.6%
Other Securities [2]	1.2%	Other Securities [2]	1.2%
Cash Equivalents [3]	2.3%	Cash Equivalents [3]	2.3%
Other Assets and Liabilities - Net [4]	1.7%	Other Assets and Liabilities - Net [4]	1.7%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 Other Securities includes common stock, warrants and preferred stock that do not qualify for credit ratings from an NRSRO.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

At September 30, 2005, the Fund's index classification 5 was as follows:

Index Classification	Percentage of Total Net Assets
Media - Non-cable	10.6%
Industrial - Other	6.2%
Chemicals	6.0%
Healthcare	5.9%
Food & Beverage	5.5%
Gaming	5.1%
Wireline Communications	5.0%
Automotive	4.8%
Utility - Natural Gas	4.5%
Consumer Products	4.3%
Paper	3.9%
Technology	3.7%
Other [6]	30.5%
Cash Equivalents [3]	2.3%
Other Assets and Liabilities - Net [4]	1.7%
TOTAL	100.0%

5 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

6 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

Portfolio of Investments

September 30, 2005 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--94.8%
		Aerospace/Defense--1.7%
$4,675,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$4,943,812
2,550,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	2,715,750
2,200,000	[4]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	1,540
1,650,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	1,674,750
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,676,500
3,950,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	3,841,375
3,175,000	[1,2]	L-3 Communications Holdings, Inc., Sr. Sub. Note, 6.375%, 10/15/2015	3,214,688
1,000,000		Standard Aero Holdings, Inc., Sr. Sub. Note, Series WI, 8.25%, 9/1/2014	972,500
4,300,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	4,525,750
		TOTAL	26,566,665
		Automotive--4.8%
4,800,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	4,140,000
5,800,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	4,901,000
8,750,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	6,868,750
10,025,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	9,129,627
11,710,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	10,250,360
6,025,000		General Motors Corp., Note, 7.125%, 7/15/2013	5,166,437
7,225,000		General Motors Corp., Note, 8.375%, 7/15/2033	5,671,625
4,475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,452,625
2,800,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	1,526,000
4,550,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	4,845,750
1,425,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	1,553,250
5,885,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	6,664,763
4,600,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	4,657,500
4,600,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,600,000
		TOTAL	74,427,687
Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--3.2%
$5,075,000	[3]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	$2,562,875
3,125,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	3,039,062
4,000,000	[1,2]	Builders Firstsource, Inc., Floating Rate Note - Sr. Secd. Note, 8.04%, 2/15/2012	4,060,000
2,850,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	2,764,500
5,525,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	5,773,625
2,075,000	[1,2]	Goodman Global Holdings, Inc., Floating Rate Note, 6.621%, 6/15/2012	2,038,688
5,300,000	[1,2]	Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	4,823,000
2,600,000		Legrand SA, Sr. Note, 10.50%, 2/15/2013	2,990,000
1,775,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	1,846,000
10,000,000	[3]	Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	7,050,000
5,400,000	[3]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	3,051,000
2,550,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	2,358,750
2,800,000		Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2,366,000
975,000	[1,2]	Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	1,018,875
3,100,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	3,131,000
		TOTAL	48,873,375
		Chemicals--5.9%
2,975,000	[1,2]	Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr. Secured Note, 9.87%, 12/15/2011	3,108,875
5,675,000	[1,2]	Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	5,788,500
2,925,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	3,188,250
5,050,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	4,242,000
5,025,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	4,447,125
8,870,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	6,253,350
4,062,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	4,539,285
6,400,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	6,912,000
2,650,000		Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	2,981,250
6,435,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	6,652,181
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$5,200,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	$5,694,000
3,175,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	3,524,250
12,600,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	13,041,000
2,523,000	[3]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,873,328
1,325,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	1,361,438
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,331,250
4,450,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	4,372,125
2,500,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	2,437,500
4,325,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	3,827,625
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	2,037,501
1,300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,431,435
		TOTAL	92,044,268
		Construction Machinery--0.8%
6,000,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	6,375,000
8,375,000	[4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
1,000,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	1,097,500
3,125,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	3,421,875
1,400,000		NationsRent, Inc., Company Guarantee, 9.50%, 5/1/2015	1,463,000
		TOTAL	12,357,375
		Consumer Products--4.2%
5,575,000	[1,2,3]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	4,041,875
3,750,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	4,012,500
1,800,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,827,000
5,550,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	4,356,750
2,475,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,425,500
1,400,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
2,375,000	[4]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
11,350,000	[3]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	8,228,750
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,897,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$825,000		K2, Inc., Sr. Note, 7.375%, 7/1/2014	$829,125
2,575,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	2,214,500
4,850,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	5,086,437
4,200,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,242,000
5,550,000	[1,2,3]	Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014	2,969,250
1,400,000		Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	1,295,000
8,400,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	7,602,000
2,226,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	2,437,470
6,625,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	6,194,375
2,115,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	2,289,488
		TOTAL	64,949,395
		Energy--1.8%
5,875,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	6,315,625
1,275,000	[1,2]	Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%, 8/15/2015	1,294,125
1,400,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	1,491,000
4,275,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	4,563,563
2,950,000	[1,2]	Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	3,009,000
775,000	[1,2]	Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017	789,531
2,225,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	2,252,812
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,570,875
6,450,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	6,998,250
		TOTAL	28,284,781
		Entertainment--2.5%
3,000,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	2,655,000
3,200,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	3,096,000
2,450,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	2,541,875
12,150,000	[3]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	8,565,750
4,175,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	4,295,031
6,950,000		Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014	6,793,625
8,325,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	9,448,875
1,625,000		Universal City Florida Holding Co., Floating Rate Note, 8.443%, 5/1/2010	1,694,063
		TOTAL	39,090,219
Principal Amount			Value
		CORPORATE BONDS--continued
		Environmental--1.0%
$8,000,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	$8,380,000
3,250,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	3,534,375
3,800,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	4,275,000
		TOTAL	16,189,375
		Financial Institutions--0.3%
4,775,000	[1,2]	American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	4,798,875
		Food & Beverage--5.4%
10,100,000	[3]	ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	7,777,000
2,375,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,440,312
4,675,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	5,002,250
3,175,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,230,562
5,200,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	5,518,500
1,200,000	[1,2]	Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,212,000
2,200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	2,376,000
3,750,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	3,750,000
3,825,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	4,016,250
2,400,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	1,884,000
4,575,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,695,094
3,325,000		National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	3,466,312
5,250,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	5,433,750
2,000,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	2,160,000
4,275,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	4,723,875
6,850,000	[3]	Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	5,308,750
6,050,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	6,382,750
4,575,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	4,860,938
2,350,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	2,540,938
2,150,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	2,354,250
5,350,000	[3]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	4,574,250
		TOTAL	83,707,781
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--5.1%
$3,400,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	$3,315,000
7,250,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	7,848,125
1,000,000	[1,2]	CCM Merger, Inc., Note, 8.00%, 8/1/2013	1,013,750
1,650,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,656,187
2,950,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	3,141,750
3,275,000	[1,2]	Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015	3,189,031
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,820,000
8,550,000		MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007	9,148,500
4,950,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	5,370,750
2,300,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	2,421,624
1,725,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	1,716,375
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	5,011,438
9,550,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	10,314,000
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	10,378,750
1,200,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	1,342,500
1,050,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	1,113,000
2,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,019,250
1,200,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	1,213,500
800,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	803,000
4,250,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	4,271,250
		TOTAL	79,107,780
		Healthcare--5.9%
2,100,000	[1,2]	AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,278,500
8,000,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	8,360,000
2,375,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,315,625
14,575,000	[3]	CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	8,380,625
3,375,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	3,552,187
1,925,000		DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015	1,961,094
3,425,000	[1,2]	Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	3,450,687
2,250,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014	2,368,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Healthcare--continued
$8,150,000		HCA, Inc., Note, 8.75%, 9/1/2010	$9,041,610
1,775,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	1,764,973
4,300,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	4,396,763
5,550,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	5,564,941
4,825,000		HCA, Inc., Sr. Note, 7.875%, 2/1/2011	5,195,700
5,450,000		Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	5,940,500
3,925,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	4,121,250
2,150,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,230,625
3,000,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	3,225,000
3,475,000		Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	3,648,750
3,675,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015	3,730,125
1,825,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	1,786,219
2,575,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	2,755,250
1,875,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,893,750
2,675,000	[1,2]	Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,782,000
		TOTAL	90,744,299
		Industrial - Other--6.1%
6,200,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,890,000
4,775,000		Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	4,798,875
2,575,000	[1,2]	American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	2,356,125
4,075,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,462,125
6,700,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	7,135,500
3,350,000		Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	2,968,937
3,325,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,524,500
4,550,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	4,618,250
4,030,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	4,533,750
6,575,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	6,476,375
4,400,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	4,686,000
3,725,190		NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012	3,781,068
6,672,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	7,405,920
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$2,661,517	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	$2,701,440
6,150,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	6,626,625
3,275,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	3,250,438
5,425,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	5,967,500
775,000	[1,2]	Safety Products Holdings, Inc., Sr. Note, 11.75%, 1/1/2012	786,625
5,275,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	4,879,375
5,150,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	5,227,250
2,375,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,434,375
		TOTAL	94,511,053
		Lodging--1.8%
3,300,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	3,209,250
686,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	698,005
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,363,750
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,462,406
2,975,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	3,272,500
4,575,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	4,975,313
9,200,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	10,074,000
1,600,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	1,610,000
		TOTAL	28,665,224
		Media - Cable--3.4%
1,175,000	[1,2]	CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012	1,116,250
5,225,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	5,394,812
3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	3,746,250
2,125,000		Cablevision Systems Corp., Sr. Note, Series WI, 8.00%, 4/15/2012	2,071,875
7,950,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%, 4/1/2011	5,783,625
9,600,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	9,888,000
6,650,000	[1,2]	Iesy Repository Gmbh, Sr. Note, 10.375%, 2/15/2015	7,065,625
10,600,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	11,766,000
5,000,000		Rogers Cablesystems Ltd., Sr. Sub. GTD Note, 11.00%, 12/1/2015	5,318,750
1,175,000	[1,2]	Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,172,063
		TOTAL	53,323,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--10.2%
$4,650,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	$4,987,125
1,775,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,992,437
3,475,000	[3]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	3,614,000
4,300,699		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	4,021,154
3,650,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,668,250
4,025,000		American Media Operations, Inc., Company Guarantee, Series B, 10.25%, 5/1/2009	3,934,437
5,175,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	5,291,437
1,500,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	1,556,250
850,000	[1,2]	DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	847,875
5,232,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,735,580
4,445,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	5,222,875
8,702,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	9,648,342
7,475,000	[3]	Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	5,923,937
11,400,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	11,343,000
2,500,000		Emmis Communications, Corp., Floating Rate Note - Sr. Note, 9.745%, 6/15/2012	2,531,250
7,925,000	[3]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	6,023,000
4,375,000	[1,2]	Intelsat Bermuda Ltd., Floating Rate Note - Sr. Note, 8.695%, 1/15/2012	4,473,438
3,400,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015	3,485,000
1,175,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,201,438
4,050,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	4,252,500
1,600,000	[1,2]	Lin Television Corp., Sr. Sub. Note, 6.50%, 5/15/2013	1,524,000
4,225,000	[3]	NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,137,063
2,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,055,375
3,475,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	3,683,500
13,325,000		PanAmSat Holding Corp., Discount Bond, 11/1/2014	9,260,875
6,325,000		R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	7,131,438
6,975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,916,625
1,150,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	1,173,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$4,150,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	$4,378,250
8,000,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	7,900,000
1,050,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	1,089,375
7,400,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	7,196,500
2,020,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	2,312,900
5,866,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	5,983,320
1,468,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,614,800
1,378,461		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	1,421,538
		TOTAL	157,531,884
		Metals & Mining--1.2%
2,050,000		Aleris International, Inc., Sr. Note, 9.00%, 11/15/2014	2,173,000
5,025,000		Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	5,565,187
4,300,000	[1,2]	Novelis, Inc., Sr. Note, 7.25%, 2/15/2015	4,085,000
6,200,000	[4]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
2,525,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	2,581,813
3,353,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	3,696,683
		TOTAL	18,101,683
		Packaging--1.7%
6,325,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	6,831,000
2,550,000		Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	2,550,000
3,800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,094,500
2,025,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	972,000
2,500,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%, 5/15/2011	2,612,500
3,725,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	3,892,625
5,125,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	5,278,750
977,424	[1,4]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	457,434
		TOTAL	26,688,809
Principal Amount			Value
		CORPORATE BONDS--continued
		Paper--3.9%
$4,425,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	$4,369,687
1,650,000		Boise Cascade LLC, Floating Rate Note - Sr. Note, 6.473%, 10/15/2012	1,645,875
2,275,000		Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014	2,166,937
4,100,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	4,166,625
6,175,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	6,854,250
9,925,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	11,116,000
6,250,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	5,906,250
3,125,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	2,953,125
5,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	5,403,500
5,275,000		Mercer International, Inc., 9.25%, 2/15/2013	4,510,125
5,500,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	4,812,500
3,375,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	3,442,500
4,675,000		Tembec Industries, Inc., 8.50%, 2/1/2011	3,073,813
		TOTAL	60,421,187
		Restaurants--0.4%
1,440,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	1,519,200
4,125,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	3,939,375
		TOTAL	5,458,575
		Retailers--2.3%
5,650,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	5,847,750
5,007,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	5,044,552
2,025,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	1,736,438
3,800,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	3,876,000
2,700,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	2,818,125
7,908,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	9,351,210
1,825,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	1,870,625
4,150,000		Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	4,419,750
		TOTAL	34,964,450
Principal Amount			Value
		CORPORATE BONDS--continued
		Services--1.2%
$1,040,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	$1,151,800
5,550,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	5,994,000
4,250,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	3,979,062
3,500,000	[1,2]	Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013	3,611,878
2,750,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	3,093,750
		TOTAL	17,830,490
		Technology--3.7%
1,225,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 9.504%, 4/1/2010	1,255,625
4,700,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	4,935,000
3,875,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	3,642,500
3,025,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	3,236,750
2,100,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, Series WI, 8.00%, 12/15/2014	1,942,500
3,975,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	4,193,625
3,850,000	[1,2]	Smart Modular Technologies, Inc., Sr. Note, 9.004%, 4/1/2012	3,946,250
6,200,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013	6,455,750
4,975,000	[1,2]	SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015	5,062,062
1,875,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	2,010,938
7,800,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	8,580,000
2,850,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	2,764,500
8,975,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	10,096,875
		TOTAL	58,122,375
		Textile--0.5%
1,325,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	1,212,375
2,025,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,136,375
3,550,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	3,851,750
		TOTAL	7,200,500
		Tobacco--0.4%
5,600,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	5,908,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation--0.6%
$6,975,000	[4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	$0
1,750,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,710,625
7,650,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	8,338,500
4,400,000	[4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	10,049,125
		Utility - Electric--3.3%
3,575,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	4,254,250
1,923,453	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,902,729
3,410,000		NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	3,648,700
625,000		Nevada Power Co., 6.50%, 4/15/2012	651,562
1,625,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	1,609,816
4,939,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	5,510,082
1,400,000		Northwestern Corp., Note, 5.875%, 11/1/2014	1,421,332
1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	1,680,000
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,198,750
900,000		Reliant Energy, Inc., Sr. Secd. Note, 6.75%, 12/15/2014	888,750
3,625,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	3,951,250
5,075,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	5,633,250
3,400,000	[1,2]	Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017	3,425,500
1,475,000	[1,2]	TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	1,552,437
5,225,000	[1,2]	Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014	5,342,563
		TOTAL	50,670,971
		Utility - Natural Gas--4.5%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,683,159
1,525,000		El Paso Corp., 6.75%, 5/15/2009	1,517,375
4,175,000		El Paso Corp., Note, 6.95%, 12/15/2007	4,253,281
2,600,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	2,619,500
8,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	8,950,500
7,375,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	7,743,750
4,900,000	[1,2]	Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,875,500
2,475,000	[1,2]	Inergy LP, Sr. Note, 6.875%, 12/15/2014	2,376,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$1,075,000	[1,2]	Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	$1,083,062
3,725,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,883,312
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	3,045,769
4,150,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,761,648
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,111,269
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,743,563
9,025,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	9,814,688
5,100,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	5,635,500
		TOTAL	69,097,876
		Wireless Communications--2.0%
2,500,000	[3]	Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	2,062,500
666,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	689,310
2,275,000		New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	2,366,000
9,425,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	10,131,875
5,575,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	5,630,750
1,475,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 6.995%, 12/15/2010	1,545,062
525,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	557,812
675,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	730,688
2,750,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,918,438
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	5,024,250
		TOTAL	31,656,685
		Wireline Communications--5.0%
13,575,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	17,257,219
3,624,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	3,977,340
5,425,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	5,791,187
3,450,000		Citizens Communications Co., 9.00%, 8/15/2031	3,514,687
2,000,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	1,930,000
1,625,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,791,563
6,850,000		MCI, Inc., Sr. Note, 8.735%, 5/1/2014	7,654,875
19,325,000		Qwest Corp., Note, 8.875%, 3/15/2012	21,209,188
9,475,000		Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010	10,896,250
4,150,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	4,046,250
		TOTAL	78,068,559
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,462,978,119)	1,469,412,571
Shares			Value
		COMMON STOCKS AND WARRANTS--0.5%
		Chemicals--0.1%
1,562	[4]	General Chemical Industrial Products, Inc.	$498,169
903	[4]	General Chemical Industrial Products, Inc., Warrants	111,520
669	[4]	General Chemical Industrial Products, Inc., Warrants	0
		TOTAL	609,689
		Consumer Products--0.1%
3,192	[1,4]	Sleepmaster LLC	1,799,490
		Food & Beverage--0.1%
127,620		B&G Foods, Inc.	1,614,393
		Industrial - Other--0.1%
835,358	[1,4]	ACP Holdings Corp., Warrants	1,649,832
		Lodging--0.0%
1,750	[4]	Motels of America, Inc.	0
		Media - Cable--0.1%
20,944	[4]	NTL, Inc.	1,399,059
		Media - Non-Cable--0.0%
3,475	[1,4]	Advanstar, Inc., Warrants	35
46	[4]	Sullivan Graphics, Inc.	0
6,750	[1,4]	XM Satellite Radio, Inc., Warrants	546,750
66,000	[4]	Ziff Davis Media, Inc., Warrants	6,600
		TOTAL	553,385
		Metals & Mining--0.0%
6,200	[1,4]	Republic Technologies International, Inc., Warrants	0
237,797	[4]	Royal Oak Mines, Inc.	832
		TOTAL	832
		Other--0.0%
746	[1,4]	CVC Claims Litigation LLC	0
		Packaging--0.0%
4,800	[1,4]	Pliant Corp., Warrants	5
107,000	[1,4]	Russell Stanley Holdings, Inc.	0
		TOTAL	5
		Paper--0.0%
3,250	[1,4]	MDP Acquisitions PLC, Warrants	66,625
Shares or Principal Amount			Value
		COMMON STOCKS AND WARRANTS--continued
		Wireline Communications--0.0%
55,587	[4]	Viatel Holding (Bermuda) Ltd.	$167
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $35,245,608)	7,693,477
		PREFERRED STOCKS--0.7%
		Media - Non-Cable--0.4%
66,275		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.64 annual dividend	6,693,775
360		Ziff Davis Media, Inc., PIK Pfd., Series E-1	216,900
		TOTAL	6,910,675
		Retailers--0.3%
5,725		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	4,250,813
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $12,347,085)	11,161,488
		REPURCHASE AGREEMENT--2.3%
$35,252,000		Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005, under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for $1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001 (at amortized cost)	35,252,000
		TOTAL INVESTMENTS--98.3% (IDENTIFIED COST $1,545,822,812) [5]	1,523,519,536
		OTHER ASSETS AND LIABILITIES - NET--1.7%	26,773,453
		TOTAL NET ASSETS--100%	$1,550,292,989

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $217,540,826 which represents 14.0% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2005, these securities amounted to $213,020,655 which represents 13.7% of total net assets.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 The cost of investments for federal tax purposes is $1,548,882,506.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,545,822,812)		$1,523,519,536
Income receivable		32,266,313
Receivable for shares sold		786,538
Prepaid expenses		70,969
TOTAL ASSETS		1,556,643,356
Liabilities:
Payable for investments purchased	$1,200,000
Payable for shares redeemed	3,612,297
Payable to bank	188,363
Payable for transfer and dividend disbursing agent fees and expenses	513,018
Payable for distribution services fee (Note 5)	512,480
Payable for shareholder services fee (Note 5)	324,209
TOTAL LIABILITIES		6,350,367
Net assets for 196,881,038 shares outstanding		$1,550,292,989
Net Assets Consist of:
Paid-in capital		$2,288,065,399
Net unrealized depreciation of investments		(22,303,276)
Accumulated net realized loss on investments		(704,796,741)
Accumulated net investment income (loss)		(10,672,393)
TOTAL NET ASSETS		$1,550,292,989
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($736,834,476 ÷ 93,538,527 shares outstanding) $0.001 par value, 4,000,000,000 shares authorized		$7.88
Offering price per share (100/95.50 of $7.88) [1]		$8.25
Redemption proceeds per share (98.00/100 of $7.88) [1]		$7.72
Class B Shares:
Net asset value per share ($630,725,671 ÷ 80,127,549 shares outstanding) $0.001 par value, 2,000,000,000 shares authorized		$7.87
Offering price per share		$7.87
Redemption proceeds per share (92.50/100 of $7.87) [1]		$7.28
Class C Shares:
Net asset value per share ($182,732,842 ÷ 23,214,962 shares outstanding) $0.001 par value, 4,000,000,000 shares authorized		$7.87
Offering price per share (100/99.00 of $7.87) [1]		$7.95
Redemption proceeds per share (97.00/100 of $7.87) [1]		$7.63

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2005 (unaudited)

Investment Income:
Dividends			$413,071
Interest			68,002,630
TOTAL INCOME			68,415,701
Expenses:
Investment adviser fee (Note 5)		$6,139,912
Administrative personnel and services fee (Note 5)		655,384
Custodian fees		37,683
Transfer and dividend disbursing agent fees and expenses		832,387
Directors'/Trustees' fees		12,858
Auditing fees		9,690
Legal fees		9,346
Portfolio accounting fees		106,022
Distribution services fee--Class B Shares (Note 5)		2,570,563
Distribution services fee--Class C Shares (Note 5)		723,272
Shareholder services fee--Class A Shares (Note 5)		919,889
Shareholder services fee--Class B Shares (Note 5)		856,855
Shareholder services fee--Class C Shares (Note 5)		237,019
Share registration costs		27,274
Printing and postage		102,424
Insurance premiums		10,436
Taxes		78,293
Miscellaneous		11,701
TOTAL EXPENSES		13,341,008
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(61,456)
Waiver of administrative personnel and services fee	(31,568)
Reimbursement of shareholder services fee--Class A Shares	(140,811)
TOTAL WAIVERS AND REIMBURSEMENT		(233,835)
Net expenses			13,107,173
Net investment income			55,308,528
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			9,077,015
Net change in unrealized appreciation of investments			(25,110,881)
Net realized and unrealized loss on investments			(16,033,866)
Change in net assets resulting from operations			$39,274,662

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2005	Year Ended 3/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,308,528	$134,573,360
Net realized gain on investments	9,077,015	20,847,683
Net increase due to reimbursement from adviser (Note 5)	--	682,446
Net change in unrealized depreciation of investment	(25,110,881)	(40,052,197)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,274,662	116,051,292
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,185,899)	(62,562,489)
Class B Shares	(22,808,913)	(58,741,410)
Class C Shares	(6,422,720)	(15,492,190)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,417,532)	(136,796,089)
Share Transactions:
Proceeds from sale of shares	106,835,749	274,829,972
Net asset value of shares issued to shareholders in payment of distributions declared	35,778,288	82,816,949
Cost of shares redeemed	(298,736,873)	(688,840,311)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(156,122,836)	(331,193,390)
Change in net assets	(174,265,706)	(351,938,187)
Net Assets:
Beginning of period	1,724,558,695	2,076,496,882
End of period (including accumulated net investment income (loss) of $(10,672,393) and $(2,356,254), respectively)	$1,550,292,989	$1,724,558,695

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005 (unaudited)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 0
Advanstar, Inc., Warrants	2/14/2001	$ 285,550
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$ 7,280,944
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Pliant Corp., Warrants	5/25/2000-9/25/2000	$ 146,358
Republic Technologies International, Inc., Warrants	3/14/2000	$ 0
Russell Stanley Holdings, Inc.	2/5/1999-7/9/1999	$ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$ 5,570,973
Sleepmaster LLC	5/12/99-8/30/2000	$ 2,518,751
XM Satellite Radio, Inc., Warrants	3/10/2000	$ 1,348,981

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,293,135	$81,734,095	23,869,211	$192,934,434
Shares issued to shareholders in payment of distributions declared	2,373,942	18,769,682	5,095,081	41,013,031
Shares redeemed	(16,488,405)	(130,222,405)	(41,548,835)	(332,708,067)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,821,328)	$(29,718,628)	(12,584,543)	$(98,760,602)

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,015,864	$15,924,782	6,483,723	$52,380,846
Shares issued to shareholders in payment of distributions declared	1,635,980	12,929,159	4,000,940	32,179,819
Shares redeemed	(17,294,701)	(136,772,623)	(34,295,948)	(276,124,298)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(13,642,857)	$(107,918,682)	(23,811,285)	$(191,563,633)

	Six Months Ended 9/30/2005		Year Ended 3/31/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,162,260	$9,176,872	3,658,548	$29,514,692
Shares issued to shareholders in payment of distributions declared	516,211	4,079,447	1,196,025	9,624,099
Shares redeemed	(4,022,758)	(31,741,845)	(9,959,557)	(80,007,946)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,344,287)	$(18,485,526)	(5,104,984)	$(40,869,155)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(19,808,472)	$(156,122,836)	(41,500,812)	$(331,193,390)

4. FEDERAL TAX INFORMATION

At September 30, 2005, the cost of investments for federal tax purposes was $1,548,882,506. The net unrealized depreciation of investments for federal tax purposes was $25,362,970. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,319,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,682,554.

At March 31, 2005, the Fund had a capital loss carryforward of $688,694,330 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 36,764,983
2010	$ 245,607,631
2011	$ 297,612,303
2012	$108,709,413

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the Adviser voluntarily waived $61,456 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended September 30, 2005, FSC retained $114,823 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2005, FSC retained $57,244 in sales charges from the sale of Class A Shares and $180 from the sale of Class C Shares. FSC also retained $7,525 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund charges a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended September 30, 2005, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $22,937, $19,971 and $8,621, respectively.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended September 30, 2005, FSSC retained $103,923 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through August 31, 2005, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $140,811 for the six months ended September 30, 2005.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's board. In conjunction with this review, the independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $682,446, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2005, were as follows:

Purchases	$148,429,291
Sales	$333,436,539

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-
                  End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated High Income Bond Fund, Inc.

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue
                  Principal Executive Officer

Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer

Date              November 22, 2005